Consolidated Statements of Changes in Shareholders' Investment - USD ($) shares in Thousands, $ in Thousands		3 Months Ended					12 Months Ended
		Oct. 30, 2016	Jan. 24, 2016	Oct. 25, 2015		Jan. 25, 2015	Oct. 30, 2016	Oct. 25, 2015		Oct. 26, 2014
Increase (Decrease) in Shareholders' Investment
Balance			$ 4,001,393			$ 3,612,056	$ 4,001,393	$ 3,612,056		$ 3,316,579
Net earnings		$ 244,190	235,167	$ 187,443		172,430	890,517	687,264		606,026
Other comprehensive income (loss)							(70,895)	(18,592)		(58,496)
Purchases of common stock							(87,885)	(24,928)		(58,937)
Stock-based compensation expense							17,829	15,717		14,393
Exercise of stock options/nonvested shares							7,511	9,555		6,103
Purchase of additional ownership from noncontrolling interest								(14,035)
Distribution to noncontrolling interest								(1,581)		(2,500)
Declared cash dividends - $0.40 per share, $0.50 per share and $0.58 per share for the years ended October 30, 2016, October 25, 2015 and October 26, 2014, respectively							(307,064)	(264,063)		(211,112)
Balance		4,451,406		4,001,393			4,451,406	4,001,393		3,612,056
Common Stock
Increase (Decrease) in Shareholders' Investment
Balance			$ 7,741			$ 7,724	$ 7,741	$ 7,724		$ 7,725
Balance (in shares)	[1]		528,412			527,226	528,412	527,226		527,316
Stock-based compensation expense							$ 1	$ 1		$ 1
Exercise of stock options/nonvested shares							$ 35	$ 28		$ 35
Exercise of stock options/nonvested shares, shares							2,458	1,986	[1]	2,424	[1]
Shares retired							$ (35)	$ (12)		$ (37)
Shares retired, shares							(2,386)	(800)	[1]	(2,514)	[1]
Balance		$ 7,742		$ 7,741			$ 7,742	$ 7,741		$ 7,724
Balance (in shares)		528,484		528,412	[1]		528,484	528,412	[1]	527,226	[1]
Treasury Stock
Increase (Decrease) in Shareholders' Investment
Purchases of common stock							$ (87,885)	$ (24,928)		$ (58,937)
Purchases of common stock, shares							(2,386)	(800)	[1]	(2,514)	[1]
Shares retired							$ 87,885	$ 24,928		$ 58,937
Shares retired, shares							2,386	800	[1]	2,514	[1]
Additional Paid-in Capital
Increase (Decrease) in Shareholders' Investment
Stock-based compensation expense							$ 17,828	$ 15,716		$ 14,392
Exercise of stock options/nonvested shares							7,476	9,527		6,068
Shares retired							(25,304)	(13,362)		(20,460)
Purchase of additional ownership from noncontrolling interest								(11,881)
Retained Earnings
Increase (Decrease) in Shareholders' Investment
Balance			$ 4,216,125			$ 3,805,654	4,216,125	3,805,654		3,452,529
Net earnings							890,052	686,088		602,677
Shares retired							(62,546)	(11,554)		(38,440)
Declared cash dividends - $0.40 per share, $0.50 per share and $0.58 per share for the years ended October 30, 2016, October 25, 2015 and October 26, 2014, respectively							(307,064)	(264,063)		(211,112)
Balance		$ 4,736,567		$ 4,216,125			4,736,567	4,216,125		3,805,654
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Shareholders' Investment
Balance			(225,668)			(207,700)	(225,668)	(207,700)		(149,214)
Other comprehensive income (loss)							(70,635)	(18,363)		(58,486)
Purchase of additional ownership from noncontrolling interest								395
Balance		(296,303)		(225,668)			(296,303)	(225,668)		(207,700)
Non-controlling Interest
Increase (Decrease) in Shareholders' Investment
Balance			$ 3,195			$ 6,378	3,195	6,378		5,539
Net earnings							465	1,176		3,349
Other comprehensive income (loss)							(260)	(229)		(10)
Purchase of additional ownership from noncontrolling interest								(2,549)
Distribution to noncontrolling interest								(1,581)		(2,500)
Balance		$ 3,400		$ 3,195			$ 3,400	$ 3,195		$ 6,378

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.